Relationships with Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2011
Revenues Derived from Affiliated Companies

The table below details revenues derived from affiliated companies for the years ended December 31, 2011, 2010 and 2009:

(in thousands)	2011	2010	2009
Total revenues:
CUP Data	$136	130	75
TSYS de México	62	51	51

Total revenues	$198	181	126